CONFIDENTIAL TREATMENT

[redacted]

02070024

U.S. POST OFFICE DELAYED

P 11/14/02

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

RECD S.E.C.

JAN 1 [illegible]

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **M.H. Davidson & Co., L. L. C.**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Thomas L. Kempner, Jr.**
Title: **Managing Member**
Phone: **212-371-3966**

PROCESSED
FEB 04 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature]	**NYC NYS**	**11/6/01**
[Signature]	[City, State]	[Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____________0____________

Form 13 F Information Table Entry Total: __________15__________

Form 13 F Information Table Value Total: _____$328,869______ (thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28____________________	____________________________

[Repeat as necessary.]

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ________________________________

[Repeat as necessary]

IAL TREATMENT REQUESTED
INFORMATION TABLE
te: 9/30/2001
Manager: M.H. Davidson & Co., L.L.C.

AME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
WATER WORKS	CS	030411102	1975	50000	SH		SOLE		50000		
)	CS	067383109	44947	884265	SH		SOLE		884265		
)MPUTER	CS	204493100	11094	1335000	SH		SOLE		1335000		
IDUSTRIES	CS	216669101	9405	226800	SH		SOLE		226800		
CORP	CS	25429Q102	35333	898600	SH		SOLE		898600		
ARINE	CS	379352404	3083	220200	SH		SOLE		220200		
	CS	36225X100	47540	1177892	SH		SOLE		1177892		
PACKARD 9/33 PUTS	PT		9077	537100	SH	Put	SOLE		537100		
e Mining Co	CS	437614100	21429	2304200	SH		SOLE		2304200		
S MEDICAL TECH.	CS	461268104	37266	1008552	SH		SOLE		1008552		
OHAWK	CS	653520106	28247	1664516	SH		SOLE		1664516		
WER	CS	686286105	8925	350000	SH		SOLE		350000		
EM	CS	783890106	6514	361900	SH		SOLE		361900		
DIAMOND SHAMROCK	CS	904000106	59535	1241872	SH		SOLE		1241872		
TTE IND	CS	969133107	4499	100000	SH		SOLE		100000		
			328,869								